SHARE OPTION PLANS (Details Narrative)	12 Months Ended
Sep. 30, 2024 shares
July 1 2013 [Member]
Number of shares grated under share-based compensation plan	17,000,000
February 1 2018 [Member] | Chief Financial Officer [Member]
Number of stock options exercised during the period	1,100,000
Number of stock options Lapsed during the period	9,200,000